Accounts Payable	12 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
18.	ACCOUNTS PAYABLE
The accounts payable are non-interest-bearing and are normally settled on 15 to 60-day terms.